RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Key management compensation
Service or Item	Year ended December 31,
	2023	2022
Directors’ fees	$305	$296
Salaries and consultants’ fees	2,084	2,089
Share-based payments (non-cash)	1,827	1,669
Total	$4,216	$4,054